Investment Property (Tables)	12 Months Ended
Dec. 31, 2023
Investment Property,
Schedule of Changes in Investment Property

Changes in investment property:	2023	2022
Balance, beginning of year	$31,850	$34,430
Change in fair value during the year	554	49
Disposals	(1,232)	(2,643)
Currency translation adjustments	368	14
Balance, end of year	$31,540	$31,850

Schedule of rental Income investment property

Years ended December 31:	2023	2022	2021
Rental income	$1,473	$1,356	$1,381
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	398	324	709